Note 16 - Derivatives - Derivatives by Type (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Derivative assets, current, gross	$ 6,838
Derivative assets, noncurrent, gross	0
Derivative assets, current, counterparty netting	(6,570)	[1]
Derivative assets, noncurrent, counterparty netting	0	[1]
Derivative assets, current	268
Derivative assets, noncurrent	0
Derivative liabilities, current, gross	(7,395)
Derivative liabilities, noncurrent, gross	0
Derivative liabilities, current, counterparty netting	6,570	[1]
Derivative liabilities, noncurrent, counterparty netting	0	[1]
Derivative liabilities, current	(825)
Derivative liabilities, noncurrent	0
Forward Freight Agreements ("FFAs") [Member]
Derivative assets, current, gross	6,037	[1]
Derivative assets, noncurrent, gross	0	[1]
Derivative liabilities, current, gross	(6,353)	[1]
Derivative liabilities, noncurrent, gross	0	[1]
Bunker Swap Agreements [Member]
Derivative assets, current, gross	242	[1]
Derivative assets, noncurrent, gross	0	[1]
Derivative liabilities, current, gross	(18)
Derivative liabilities, noncurrent, gross	0
EUA Futures [Member]
Derivative assets, current, gross	291	[1]
Derivative assets, noncurrent, gross	0	[1]
Euro/U.S. Dollar Currency Options [Member]
Derivative assets, current, gross	268
Derivative assets, noncurrent, gross	0
Bunker Swap Agreements 2 [Member]
Derivative liabilities, current, gross	(1,024)	[1]
Derivative liabilities, noncurrent, gross	$ 0	[1]

[1]	The Company has adopted net presentation for assets and liabilities related to FFA derivative instruments and bunker swaps.